UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS Commodity Securities Fund

	Shares	Value ($)

Common Stocks 52.5%
Argentina 0.4%
Tenaris SA (ADR) (Cost $1,424,390)	36,857	1,374,397
Australia 2.5%
BHP Billiton Ltd.	240,416	6,177,250
Rio Tinto Ltd.	28,978	1,994,505

(Cost $8,388,587)		8,171,755
Bermuda 0.7%
Aquarius Platinum Ltd.	139,536	691,272
Nabors Industries Ltd.*	68,871	1,716,265

(Cost $3,940,340)		2,407,537

Brazil 0.6%
Petroleo Brasileiro SA (ADR) (Cost $1,901,041)	42,212	1,855,217
Canada 7.6%
Agrium, Inc.	34,122	1,907,690
Barrick Gold Corp.	36,487	1,336,057
Enbridge, Inc.	104,633	3,871,691
EnCana Corp.	71,508	4,566,299
Kinross Gold Corp.	158,615	2,547,080
Potash Corp. of Saskatchewan, Inc.	30,993	4,017,951
Suncor Energy, Inc.	78,409	3,241,716
Trican Well Service Ltd.	113,757	1,710,230
Yamana Gold, Inc.	163,211	1,341,880

(Cost $25,514,107)		24,540,594
China 0.8%
Hidili Industry International Development Ltd.	1,096,648	525,797
PetroChina Co., Ltd. "H" (ADR)	18,880	1,939,542

(Cost $4,113,646)		2,465,339
France 1.7%
Lafarge SA	23,214	2,449,558
Total SA	48,849	2,947,104

(Cost $7,096,894)		5,396,662
Indonesia 0.2%
PT Bumi Resources Tbk (Cost $1,694,826)	2,401,483	794,644
Luxembourg 0.3%
ArcelorMittal (Cost $1,103,888)	17,992	900,658
Netherlands 1.6%
Royal Dutch Shell PLC "A"	106,594	3,079,158
Royal Dutch Shell PLC "B"	72,706	2,062,631

(Cost $6,469,866)		5,141,789
Norway 0.8%
StatoilHydro ASA (ADR) (Cost $3,100,726)	117,120	2,787,456
Russia 0.4%
Gazprom (ADR) (a)	16,309	504,764
Gazprom (ADR) (a)	25,129	807,537

(Cost $1,628,041)		1,312,301
South Africa 0.5%
Impala Platinum Holdings Ltd. (Cost $2,639,987)	76,840	1,560,802
Spain 0.9%
Gamesa Corp. Tecnologica SA	25,063	860,962
Repsol YPF SA	74,999	2,215,606

(Cost $4,117,581)		3,076,568
Sweden 0.7%
SSAB Svenskt Stal AB "A" (Cost $4,194,826)	136,602	2,178,262
United Kingdom 6.7%
Anglo American PLC	19,898	665,218
BG Group PLC	282,672	5,121,733
BHP Billiton PLC	172,029	3,891,368

BP PLC	871,041	7,251,232
Rio Tinto PLC	74,463	4,633,149

(Cost $24,354,210)		21,562,700
United States 26.1%
Air Products & Chemicals, Inc.	40,643	2,783,639
Apache Corp.	34,895	3,638,851
Archer-Daniels-Midland Co.	86,302	1,890,877
Cameron International Corp.*	57,442	2,213,815
Century Aluminum Co.*	29,677	821,756
Chevron Corp.	105,272	8,682,834
Cleveland-Cliffs, Inc.	21,717	1,149,698
Commercial Metals Co.	48,303	815,838
Crown Holdings, Inc.*	63,057	1,400,496
ExxonMobil Corp.	162,266	12,601,577
Freeport-McMoRan Copper & Gold, Inc.	56,912	3,235,447
International Paper Co.	88,738	2,323,161
Marathon Oil Corp.	65,214	2,600,082
Martin Marietta Materials, Inc.	26,071	2,919,430
Monsanto Co.	66,905	6,622,257
National-Oilwell Varco, Inc.*	51,368	2,580,215
Occidental Petroleum Corp.	60,591	4,268,636
Pactiv Corp.*	78,047	1,937,907
Peabody Energy Corp.	43,282	1,947,690
Praxair, Inc.	46,256	3,318,405
Schlumberger Ltd.	64,429	5,031,261
Steel Dynamics, Inc.	94,140	1,608,853
TETRA Technologies, Inc.*	82,341	1,140,423
The Mosaic Co.	27,795	1,890,616
Transocean, Inc.*	28,903	3,174,705
Ultra Petroleum Corp.*	33,730	1,866,618
United States Steel Corp.	23,680	1,837,805

(Cost $86,527,122)		84,302,892

Total Common Stocks (Cost $188,210,078)		169,829,573
Exchange Traded Fund 1.8%
SPDR Gold Trust* (Cost $4,082,080)	69,827	5,940,183
Exchange Traded Note 0.9%
iPath Dow Jones-AIG Livestock Total Return Sub-Index* (Cost $3,267,898)	74,116	2,954,264
	Principal Amount ($)	Value ($)

Commodities Linked/Structured Notes 36.5%
Cargill S&P GSCI Structured Note, 144A, 3.726%, 6/24/2009 (b)	35,846,000	25,723,484
Credit Suisse S&P GSCI Structured Note, 144A, 4.003%, 6/29/2009 (b)	27,622,000	19,965,181
Landesbank Baden-Wurttemberg MLCX Structured Note, 144A, 3.776%, 7/24/2009 (c)	44,312,000	32,117,072
Merrill Lynch & Co., Inc. MLCX Structured Note, 144A, 3.926%, 7/24/2009 (c)	27,617,000	20,024,507
UBS AG S&P GSCI Structured Note, 144A, 3.856%, 6/19/2009 (b)	27,614,000	20,036,994

Total Commodities Linked/Structured Notes (Cost $163,011,000)		117,867,238

Government & Agency Obligation 0.8%
US Treasury Obligation
US Treasury Bills:
0.04% **, 10/16/2008 (d)				533,000	532,991
0.1% **, 10/16/2008 (d)				227,000	226,991
1.35% **, 10/16/2008 (d)				1,754,000	1,753,137

Total Government & Agency Obligations (Cost $2,512,994)					2,513,119
				Shares	Value ($)

Cash Equivalents 9.6%
Cash Management QP Trust, 2.38% (e) (Cost $30,949,482)				30,949,482	30,949,482
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $392,033,532) †				102.1	330,053,859
Other Assets and Liabilities, Net				(2.1)	(6,707,913)

Net Assets				100.0	323,345,946

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $392,782,015. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $62,728,156. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,186,797 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $78,914,953.

(a)				Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)

Security is linked to the Goldman Sachs Commodity Index (S&P GSCI). The index is a composite of commodity sector returns, representing an unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(c)

Security is linked to the Merrill Lynch Commodity Index eXtra (MLCX). The index is a composite of commodity sector returns, representing unleveraged, long-only investments in commodities futures that is broadly diversified across the spectrum of commodities.

(d)				At September 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts
(e)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
MLCX: Merrill Lynch Commodity Index
SPDR: Standard & Poor’s Depositary Receipt
S&P GSCI: S&P Goldman Sachs Commodity Index
At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P Goldman Sachs Commodity Index	10/15/2008	186	31,294,058	29,050,875	(2,243,183)

As of September 30, 2008, the DWS Commodities Securities Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Energy	97,593,929	57.5%
Materials	69,483,805	40.9%
Consumer Staples	1,890,877	1.1%
Industrials	860,962	0.5%
Total Common Stocks	169,829,573	100.0%

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 158,865,057	$ (2,243,183)
Level 2	171,188,802	-
Level 3	-	-
Total	$ 330,053,059	$ (2,243,183)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008